Contract Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 10 – CONTRACT LIABILITIES

Amounts related to contract liabilities as of September 30, 2025 and December 31, 2024 were as follows:

	September 30,	December 31,
	2025	2024

Patient services paid but not provided - NCFM	$29,056	$86,201
Patient services paid but not provided - BTG	—	111,877
Patient services paid but not provided - CCN	16,132	32,743
Unshipped products - MOD	2,547	1,724
	$47,735	$232,545

Contract liabilities relate to (i) NCFM annual access contracts, including Medical Membership, Concierge Service and Optimal Health 365 Access Plan contracts pursuant to which patients prepay for access to services to be provided at the patient’s request over a period of time, (ii) BTG contracts pursuant to which patients prepay for access to a fixed number of visits used at the patients’ discretion, (iii) CCN annual and semi-annual concierge fees, (iv) NWC annual administration fees, and (v) MOD sold but unshipped products.

On October 28, 2025, the Company sold its BTG practice. Contract liabilities related to BTG are classified as liabilities held for sale as of September 30, 2025.

NOTE 10 – CONTRACT LIABILITIES

Amounts related to contract liabilities as of December 31, 2024 and 2023 were as follows:

	December 31,
	2024	2023

Patient services paid but not provided - NCFM	$86,201	$95,334
Patient services paid but not provided - BTG	111,877	100,857
Patient services paid but not provided - NWC	---	75,438
Patient services paid but not provided - CCN	32,743	---
Unshipped products - MOD	1,724	145
	$232,545	$271,774

Contract liabilities relate to (i) NCFM annual access contracts, including Medical Membership, Concierge Service and Optimal Health 365 Access Plan contracts pursuant to which patients prepay for access to services to be provided at the patient’s request over a period of time, (ii) BTG contracts pursuant to which patients prepay for access to a fixed number of visits used at the patients’ discretion, (iii) CCN annual and semi-annual concierge fees, (iv) NWC annual administration fees, and (v) MOD sold but unshipped products.